Accounting Policies and Related Matters (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies and Related Matters (Textuals) [Abstract]
Weighted-average amortization period in years	17 years 0 months	18 years 2 months
Capitalized interest costs	$ 13,164	$ 20,792	$ 41,170
Allowance for loan losses	0	1,276	5,183	7,500
Amount of non-accrual loans receivable outstanding	$ 6,244	$ 9,691	$ 67,126